Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Parenthetical) (Detail) - Ruisha Technology - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized security holding gains		¥ 46,029
Other comprehensive income loss reclassification adjustment from accumulated other comprehensive income to income statement upon sale of available for sale securities upon consummation of business combination	¥ 11,106